PGIM S&P 500 Max Buffer ETF - March
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 109.4%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $19,364)(wb)	19,364	$19,364
Options Purchased*~ 108.7%
(cost $2,551,769)		2,883,938

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 109.4% (cost $2,571,133)		2,903,302
Option Written*~ (9.4)%
(premiums received $77,936)		(248,964)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $2,493,197)		2,654,338
Liabilities in excess of other assets (0.0)%		(1,124)

Net Assets 100.0%		$2,653,214

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	02/27/26	$5.94		42		4	$2,881,179
State Street SPDR S&P 500 ETF Trust	Put	02/27/26	$594.18		42		4	2,759
Total Options Purchased (cost $2,551,769)								$2,883,938
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	02/27/26	$636.37		42		4	$(248,964)
(premiums received $77,936)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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